Financial Instruments - Summary of Carrying Amounts and Fair Value of Financial Assets and Liabilities (Detail) - MXN ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 66,735,531	$ 68,747,376	$ 64,115,200	$ 64,414,511
Customers, net	130,341,132	111,394,431
Sundry debtors	40,836,160	35,253,635
Investments in associates	2,053,711	1,854,803
Other assets	46,688,507	40,887,127
Financial liabilities measured at fair value		(36,494,962)
Suppliers	(362,517,039)	(368,345,849)
Accounts and accrued expenses payable	(94,738,999)	(83,646,764)
Debt	(1,618,209,028)	(1,577,509,797)
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	(54,298,400)
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	8,874,917	9,926,384
Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	552,355	552,355
Mexican Government Bonds
Disclosure of detailed information about financial instruments [line items]
Mexican Government Bonds	52,166,173	62,731,992
Total carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	9,427,272	10,478,739
Cash and cash equivalents	66,735,531	68,747,376
Customers, net	130,341,132	111,394,431
Officials and employees	5,852,347	5,633,492
Sundry debtors	40,836,160	35,253,635
Investments in associates	2,053,711	1,854,803
Notes receivable	995,269	1,179,706
Other assets	5,347,634	6,109,398
Financial assets not measured at fair value	305,455,094	294,305,259
Financial liabilities measured at fair value	(54,298,400)	(36,494,962)
Suppliers	(362,517,039)	(368,345,849)
Accounts and accrued expenses payable	(94,738,999)	(83,646,764)
Leases	(45,389,051)	(41,848,333)
Debt	(1,826,548,627)	(1,794,470,357)
Total	(2,329,193,716)	(2,288,311,303)
Total carrying amount | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Suppliers	(362,517,039)	(368,345,849)
Accounts and accrued expenses payable	(94,738,999)	(83,646,764)
Leases	(45,389,051)	(41,848,333)
Debt	(1,826,548,627)	(1,794,470,357)
Total	(2,329,193,716)	(2,288,311,303)
Total carrying amount | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	(54,298,400)	(36,494,962)
Total carrying amount | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	8,874,917	9,926,384
Financial liabilities measured at fair value	(54,298,400)	(36,494,962)
Total carrying amount | FVTPL | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	(54,298,400)	(36,494,962)
Total carrying amount | FVOCI – equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	552,355	552,355
Total carrying amount | Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	66,735,531	68,747,376
Customers, net	130,341,132	111,394,431
Officials and employees	5,852,347	5,633,492
Sundry debtors	40,836,160	35,253,635
Investments in associates	2,053,711	1,854,803
Notes receivable	995,269	1,179,706
Other assets	5,347,634	6,109,398
Financial assets not measured at fair value	305,455,094	294,305,259
Total carrying amount | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	8,874,917	9,926,384
Total carrying amount | Derivative financial instruments | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	8,874,917	9,926,384
Total carrying amount | Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	552,355	552,355
Total carrying amount | Equity instruments | FVOCI – equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	552,355	552,355
Total carrying amount | Mexican Government Bonds
Disclosure of detailed information about financial instruments [line items]
Mexican Government Bonds	53,293,310	64,132,418
Total carrying amount | Mexican Government Bonds | Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Mexican Government Bonds	53,293,310	64,132,418
Level 1 | Mexican Government Bonds
Disclosure of detailed information about financial instruments [line items]
Mexican Government Bonds	52,166,173	62,731,992
Level 2
Disclosure of detailed information about financial instruments [line items]
Debt	(1,618,209,028)	(1,577,509,797)
Level 2 | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	(54,298,400)	(36,494,962)
Level 2 | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	8,874,917	9,926,384
Level 2 | Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	$ 552,355	$ 552,355